Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Trading Securities and Other Trading Assets [Line Items]
Period of interest rate lock	60 days
Residential mortgage loans held for sale	$ 56,486	$ 22,092
Residential mortgage loans	50,600	35,600
Interest rate swap agreements
Schedule of Trading Securities and Other Trading Assets [Line Items]
Gain related to trading income	$ 204	$ 227